INCOME TAX (Details 9) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Income Tax [Abstract]
Accounting profit		$ 3,615,870	$ 3,992,771	[1]	$ 3,968,282	[2]
Applicable tax with nominal rate		1,337,872	1,597,108		1,587,313
Non-deductible expenses to determine taxable profit (loss)		266,246	356,350		255,435
Accounting and non-tax expense (income) to determine of taxable profit (loss)		(168,134)	(179,605)		(217,056)
Base Differences		486,193	341,828		(348,985)
Fiscal and non-accounting expense (income) to determine of taxable profit (loss)	[3]	(579,660)	(23,844)		23,381
Ordinary activities income exempt from taxation		(235,560)	(181,406)		(121,917)
Ordinary activities income not constituting income or occasional tax gain		(133,211)	(130,272)		(111,027)
Tax deductions		(25,398)	(184,620)		(107,083)
Goodwill Depreciation		(218,277)	(233,004)		0
Tax depreciation surplus		(118,046)	(177,936)		(20,323)
Tax rate effect in other countries	[4]	(92,125)	(218,785)		72,144
Prior fiscal terms		(146,837)	3,967		2,519
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)		456,372	268,817		162,431
Total tax		$ 829,435	$ 1,238,598		$ 1,176,832

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[2]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2016 disclosed in the Bank’s annual report in 2016 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[3]	The variation originates mainly from the Participation Method (current tax) and the tax recognition of derivatives
[4]	The variation originates in adjustments for eliminations to the consolidated financial statements.